Subsequent Events - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	[1]	Apr. 05, 2018
Subsequent Event [Line Items]
Debtor reorganization items, claims settlement accrual	$ 1,064
Loss on impairment of long lived assets	696	$ 44	$ 563
West Dorado, West Draco, West Aquila and West Libra
Subsequent Event [Line Items]
Loss on impairment of long lived assets	696
Sale of West Rigel | Drilling units
Subsequent Event [Line Items]
Fair value of consideration received	$ 126
Sale of West Rigel | Subsequent Event | Drilling units | Jurong Shipyard
Subsequent Event [Line Items]
Fair value of consideration received					$ 126

[1]	Text selection found with no content.